Annual Total Returns - Franklin Global Real Estate VIP Fund [BarChart] - FTVIP Class 2-66 - Franklin Global Real Estate VIP Fund - Class 2	Oct. 01, 2020
Bar Chart Table:
Annual Return 2010	20.97%
Annual Return 2011	(5.65%)
Annual Return 2012	27.41%
Annual Return 2013	2.32%
Annual Return 2014	15.01%
Annual Return 2015	0.57%
Annual Return 2016	0.54%
Annual Return 2017	10.47%
Annual Return 2018	(6.77%)
Annual Return 2019	22.37%